Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 24, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingent Liabilities [Line Items]
Operating Leases, Rent Expense, Net		$ 814,000	$ 446,000	$ 445,000
Description of Lessor Leasing Arrangements, Operating Leases		In January 2018, the Company entered into a sublease of office space in New York, New York for an approximately four-year term, which ended early in December 2018.
Gain (Loss) Related to Litigation Settlement		$ 0	(2,700,000)	0
Litigation Settlement, Expense	$ 2,700,000	$ (2,700,000)	$ 2,700,000	$ 0
London [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases		In March 2014, the Company entered into a lease agreement for offices in London which was amended January 1, 2016. The lease term commenced on December 1, 2014 and expired in March 2019 which we intend to renew and are currently leasing on the same terms of the lease. The lease can be cancelled early by either party upon 3 months' notice
United States [Member]
Commitments And Contingent Liabilities [Line Items]
Description of Lessor Leasing Arrangements, Operating Leases		The Company also had a five-year lease for offices in New York, New York effective July 2014. The lease ended early in December 2018.